Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement [Line Items]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 2,651	$ 1,654
Tax-exempt income from securities	(45)	(265)
Foreign operations subject to different tax rates	(365)	(233)
Change in tax rate for deferred income taxes	3
Income attributable to investments in associates and joint ventures	(36)	(31)
Net impact of certain Canadian tax measures		371
Other		14
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	$ 2,208	$ 1,510
Combined Canadian federal and provincial income taxes at the statutory tax rate	27.80%	27.80%
Tax-exempt income from securities	(0.50%)	(4.50%)
Foreign operations subject to different tax rates	(3.80%)	(4.00%)
Income attributable to investments in associates and joint ventures	(0.30%)	(0.50%)
Net impact of certain Canadian tax measures		6.30%
Other		0.30%
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	23.20%	25.40%